Warrants and Earnout Shares - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 29, 2022	Mar. 31, 2022	Dec. 31, 2021	Oct. 06, 2021	Dec. 31, 2019	Feb. 28, 2019
Class of Warrant or Right [Line Items]
Public warrants exercisable period from closing of initial public offering		12 months
Public and private warrants expiration term after completion of business combination		5 years
Minimum written notice period required for redemption of warrant		30 days
Earnout shares	4,128,113	4,128,113
Warrants to purchase						2,765,887
Starry Credit Agreement [Member] | 2019 Equity Warrants
Class of Warrant or Right [Line Items]
Warrants issued on fair value basis		$ 6,175
Component of APIC and debt discount		$ 8,307
Warrants outstanding				648,902
Starry Credit Agreement [Member] | 2019 Liability Warrant, 2019 Equity Warrants, 2019 Warrants
Class of Warrant or Right [Line Items]
Exchange right additional paid in capital to warrant liabilities			$ 6,345
Vest at 12.50 Stock Price Level is Achieved
Class of Warrant or Right [Line Items]
Stock price per share		$ 12.5
Earnout shares		2,224,167
Vest at 15.00 Stock Price Level is Achieved
Class of Warrant or Right [Line Items]
Stock price per share		$ 15
Earnout shares		951,973
Vest at 17.50 Stock Price Level is Achieved
Class of Warrant or Right [Line Items]
Stock price per share		$ 17.5
Earnout shares		951,973
Non-voting Common Stock [Member] | Starry Credit Agreement [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase					3,244,510
Non-voting Common Stock [Member] | Starry Credit Agreement [Member] | Delayed Draw Tranche C [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase				533,275
Warrants stock value				$ 1,695
Non-voting Common Stock [Member] | Starry Credit Agreement [Member] | Tranche C Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase				2,118,687
Warrants stock value				$ 6,733
FirstMark
Class of Warrant or Right [Line Items]
Units sold		41,400,000
FirstMark | Class A Common Stock
Class of Warrant or Right [Line Items]
Warrants issued to purchase each share of common stock	1
Over-Allotment Option | FirstMark
Class of Warrant or Right [Line Items]
Units sold		5,400,000
Price per warrant		$ 10
Public Warrants [Member} | Class A Common Stock
Class of Warrant or Right [Line Items]
Warrants issued to purchase of common stock		13,800,000
Public Warrants [Member} | FirstMark
Class of Warrant or Right [Line Items]
Warrants issued to purchase each share of common stock		0.33
Public Warrants [Member} | FirstMark | Common Stock
Class of Warrant or Right [Line Items]
Price per warrant		$ 11.5
Warrants issued to purchase each share of common stock		1
Private Warrants
Class of Warrant or Right [Line Items]
Fair value of warrants liabilities assumed	$ 15,697
Fair value adjustment of warrants		$ 2,478
Private Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Warrants issued to purchase of common stock		6,853,333
Private Warrants | FirstMark
Class of Warrant or Right [Line Items]
Units sold		6,853,333
Price per warrant		$ 1.5
Proceeds from issuance of private placement		$ 10,300,000
Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Price per warrant		$ 11.5
Redemption trigger price per share		18
Redemption price per warrant		0.01
Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00 | Minimum [Member]
Class of Warrant or Right [Line Items]
Redemption trigger price per share		18
Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per warrant		$ 0.1
Minimum written notice period required for redemption of warrant		30 days
Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00 | Minimum [Member]
Class of Warrant or Right [Line Items]
Redemption trigger price per share		$ 10